Stock-Based Awards (Tables)	12 Months Ended
Dec. 31, 2014
Stock-Based Awards
Schedule of relevant data used to determine the weighted-average value of the stock option grants on a weighted average basis
Year Ended December 31, 2014
Risk free interest rate	2%
Expected term (in years)	5.81
Expected volatility	63%
Expected dividend yield	0%

Summary of stock option activity

	Shares issuable under options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)
Outstanding as of December 31, 2013	—	$—
Granted	753,110	2.66
Forfeited—Unvested	(93,556)	2.54

Outstanding as of December 31, 2014	659,554	2.67	9.3

Options expected to vest as of December 31, 2014	659,554	2.67	9.3

Options exercisable as of December 31, 2014	—